UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:                |X|; Amendment Number: 1

This  Amendment  (Check  only  one):    |X|  is a restatement
                                        |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York          January 7, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total:         87,882
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE
                                                          Craig A. Drill
                                                        December 31, 2010



COLUMN 1                        COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ABOVENET INC                          COM          00374N107    2,572      44,000 SH           SOLE      NONE     44,000
AMCOL INTL CORP                       COM          02341W103    1,438      46,400 SH           SOLE      NONE     46,400
AMERICAN WTR WKS CO INC NEW           COM          030420103   14,537     574,800 SH           SOLE      NONE    574,800
AMTECH SYS INC                  COM PAR $0.01N     032332504    3,204     127,400 SH           SOLE      NONE    127,400
COHERENT INC                          COM          192479103      894      19,800 SH           SOLE      NONE     19,800
CYNOSURE INC                         CL A          232577205    9,635     941,800 SH           SOLE      NONE    941,800
DREAMWORKS ANIMATION SKG INC         CL A          26153C103    1,014      34,400 SH           SOLE      NONE     34,400
GLOBAL POWER EQUIPMENT GRP I     COM PAR $0.01     37941P306    1,174      50,600 SH           SOLE      NONE     50,600
HARRIS INTERACTIVE INC                COM          414549105      185     151,600 SH           SOLE      NONE    151,600
HORSEHEAD HLDG CORP                   COM          440694305    1,504     115,300 SH           SOLE      NONE    115,300
INTERNATIONAL GAME TECHNOLOG          COM          459902102      819      46,300 SH           SOLE      NONE     46,300
IPG PHOTONICS CORP                    COM          44980X109    9,025     285,417 SH           SOLE      NONE    285,417
KBW INC                               COM          482423100    1,418      50,800 SH           SOLE      NONE     50,800
LABORATORY CORP AMER HLDGS          COM NEW        50540R409    5,064      57,600 SH           SOLE      NONE     57,600
LaBranche                           COM NEW        505447102      499     138,500 SH           SOLE      NONE    138,500
LIBBEY INC                            COM          529898108    1,355      87,593 SH           SOLE      NONE     87,593
LIMONEIRA CO                          COM          532746104      574      20,000 SH           SOLE      NONE     20,000
MATRIX SVC CO                         COM          576853105      716      58,800 SH           SOLE      NONE     58,800
MERGE HEALTHCARE INC                  COM          589499102      851     228,200 SH           SOLE      NONE    228,200
MINEFINDERS LTD                       COM          602900102    3,066     277,700 SH           SOLE      NONE    277,700
PALOMAR MED TECHNOLOGIES INC        COM NEW        697529303   14,595   1,027,100 SH           SOLE      NONE  1,027,100
PENFORD CORP                          COM          707051108      830     135,900 SH           SOLE      NONE    135,900
POLYPORE INTL INC                     COM          73179V103    4,505     110,600 SH           SOLE      NONE    110,600
SIRIUS XM RADIO INC                   COM          82967N108    1,146     702,900 SH           SOLE      NONE    702,900
SOLTA MED INC                         COM          83438K103    2,057     674,400 SH           SOLE      NONE    674,400
SPDR GOLD TRUST                    GOLD SHS        78463V107      583       4,200 SH           SOLE      NONE      4,200
SYMS CORP                             COM          871551107      273      37,800 SH           SOLE      NONE     37,800
SYNOVIS LIFE TECHNOLOGIES IN          COM          87162G105    1,967     122,100 SH           SOLE      NONE    122,100
TERRA NOVA RTY CORP                   COM          88102D103      581      74,325 SH           SOLE      NONE     74,325
UNIFI INC                           COM NEW        904677200    1,802     106,463 SH           SOLE      NONE    106,463





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